Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (41,000,000)
Cash Equivalents [Member]
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	15,000,000
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	16,000,000
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	17,000,000
Funds Receivable And Customer Accounts [Member]
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	4,512,000,000
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	5,642,000,000
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	5,387,000,000
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (41,000,000)